Commitments and Contingencies (Future Minimum Lease Commitments under Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	¥ 6,753
2020	4,805
2021	3,046
2022	1,861
2023	1,279
2024 and thereafter	2,981
Operating Leases, Future Minimum Payments Due, Total	¥ 20,725